Leases - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Lease Liabilities [Abstract]
Lease liabilities - current portion	$ 28,395	$ 56,266
Lease liabilities - non-current portion	24,798	39,177
Total	$ 53,193	$ 95,443
Weighted-average remaining lease term - operating leases	1 year 10 months 24 days		9 months 18 days
Weighted-average discount rate - operating leases	5.25%		6.03%